There are no post-employment benefits, such as pensions and other retirement benefits. The remuneration of the directors and other key management personnel of the Company is set out in aggregate below. (Details) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fixed and variable compensation	$ 34,252	$ 9,029	$ 10,464